INVENTORIES	12 Months Ended
Sep. 30, 2025
Inventories [Abstract]
INVENTORIES	INVENTORIES
The Company’s inventories are comprised of the following balances as at September 30, 2025 and September 30, 2024:

	SEPTEMBER 30, 2025
	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	$4,794	$2,928	$7,722
Dry cannabis
Available for packaging	14,266	17,265	31,531
Packaged inventory	4,088	2,884	6,972
Flower and trim available for extraction	2,336	1,237	3,573
Concentrated extract	4,711	1,499	6,210
Formulated extracts
Available for packaging	20,267	668	20,935
Packaged inventory	11,414	346	11,760
Packaging and supplies	17,320	—	17,320
	$79,196	$26,827	$106,023

	SEPTEMBER 30, 2024
	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	$1,390	$2,225	$3,615
Dry cannabis
Available for packaging	12,059	10,570	22,629
Packaged inventory	3,297	2,493	5,790
Flower and trim available for extraction	1,354	1,950	3,304
Concentrated extract	7,283	3,833	11,116
Formulated extracts
Available for packaging	5,958	2,091	8,049
Packaged inventory	3,119	366	3,485
Packaging and supplies	9,363	—	9,363
	$43,823	$23,528	$67,351

Flower and trim available for extraction are converted into concentrated extract, which can then be used for oil formulation (combining with a carrier oil) or other products such as edibles, hash and vaporizable products.
The amount of inventory expensed in cost of sales for the year ended September 30, 2025 was $128,821 (September 30, 2024 - $86,546). The amount of inventory provisions and processing and packaging waste for the year ended September 30, 2025 was $9,203 (September 30, 2024 - $11,216), which includes provisions for excess and unsalable inventories of $3,085 (September 30, 2024 - $4,657), adjustments to net realizable value of $1,133 (September 30, 2024 - $826) and processing and packaging waste of $4,985 (September 30, 2024 - $5,733), which is comprised of the production or purchase costs of these inventories. The remaining balance of cost of sales relates to freight and operational overheads.
The amount of realized fair value on inventories sold and other inventory charges for the year ended September 30, 2025 was $67,125 (September 30, 2024 - $52,078), including realized fair value on inventories sold of $61,954 (September 30, 2024 - $43,275). Inventory provisions to recognize the realized fair value on waste and to adjust to net realizable value during the year ended September 30, 2025 were $6,304 (September 30, 2024 - $9,629) consisting of $1,133 (September 30, 2024 - $826) recognized in cost of sales and $5,171 (September 30, 2024 - $8,803) recognized in fair value adjustments.